RESTATEMENT OF COMBINED STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities:
Accounts payable	$ 8	$ 6	$ 17	$ 5	$ 29
Net cash provided by (used in) operating activities from discontinued operations	1	6	17	(6)	8
Net cash provided by (used in) operating activities	181	93	97	(63)	(63)
Investing Activities:
Net (advances to) payments from affiliates	121	(36)	(5)	97	100
Net cash provided by (used in) investing activities from discontinued operations	(1)	(6)	(22)	(39)	(23)
Net cash (used in) provided by investing activities	72	(105)	(118)	(139)	29
Financing activities:
Net borrowings from affiliate accounts payable			47	194	53
Net cash provided by (used in) financing activities from discontinued operations			(2)	9	(1)
Net cash provided by (used in) financing activities	$ (99)	$ 10	30	194	52
Restatement Adjustment
Cash Flows from Operating Activities:
Net cash provided by (used in) operating activities from discontinued operations			(7)	(33)	(19)
Investing Activities:
Net cash provided by (used in) investing activities from discontinued operations			(12)	(31)	(17)
Financing activities:
Net cash provided by (used in) financing activities from discontinued operations			5	(2)	(2)
As Previously Reported
Cash Flows from Operating Activities:
Accounts payable			55	242	174
Net cash provided by (used in) operating activities			143	203	100
Investing Activities:
Net cash (used in) provided by investing activities			(101)	(205)	(54)
Financing activities:
Net change in parent company investment			(17)	4	(27)
Net cash provided by (used in) financing activities			$ (33)	$ (6)	$ (28)